Note 18 - Equity (Details Textual)								12 Months Ended
	Apr. 11, 2023 USD ($) $ / shares shares	Apr. 05, 2023 USD ($) $ / shares shares	Dec. 14, 2022 USD ($) $ / shares shares	Dec. 09, 2022 $ / shares shares	Jan. 05, 2022 USD ($)	Jan. 02, 2022 USD ($) $ / shares shares	May 28, 2021	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2021 USD ($)
Preferred Stock, Shares Authorized (in shares) | shares								3,333,333	3,333,333	3,333,333
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding (in shares) | shares								0		0
Common Stock, Shares Authorized (in shares) | shares								50,000,000	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued (in shares) | shares								18,724,596	14,402,025	18,724,596
Payments of Stock Issuance Costs | $								$ (0)	$ 754,000
Proceeds from Issuance of Common Stock | $								6,000,000	13,832,000
December 2022 Private Placement [Member]
Number of Warrants Per Unit (in shares) | shares			1	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares			1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 1.75	$ 1.75
Warrants and Rights Outstanding, Term (Year)			3 years	3 years
December 2022 Private Placement [Member] | Dawson James [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 1.75
Warrants and Rights Outstanding, Term (Year)				3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				549,051
April 2023 Private Placement [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues (in shares) | shares	3,428,571	3,428,571
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 1.75	$ 1.75
Proceeds from Issuance of Private Placement | $	$ 6,000,000
Stock Issued During Period, Value, New Issues | $								$ 6,000,000
Proceeds from Issuance of Common Stock | $		$ 6,000,000
December 2022 Private Placement [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 1.75	$ 1.75
Equity Offering, Units Issued (in shares) | shares			4,575,429	4,575,429
Number of Shares Per Unit Issued (in shares) | shares			1	1
Proceeds From Equity Offering | $			$ 8,000,000
Stock Issued During Period, Value, New Issues | $									7,472,000
December 2022 Private Placement [Member] | Dawson James [Member]
Placement Agent Fee, Percent				6.00%
December 2022 Private Placement [Member] | Placement Agency Agreement [Member]
Placement Agent Fee, Percent				3.00%
January 2022 Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares						2,229,950
Shares Issued, Price Per Share (in dollars per share) | $ / shares						$ 3.24
Stock Issued During Period, Value, New Issues | $					$ 7,200,000	$ 7,225,038			$ 7,005,000
Payments of Stock Issuance Costs | $						220,000
Proceeds from Issuance of Common Stock | $						$ 7,000,000
Stock Subscription Payable, Current | $											$ 1,400,000
Percentage of Funds Raised on Offering						73.00%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio							5